UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Re-measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained losses	Total Equity holders of Constellium	Non-controlling interests
Beginning balance at Dec. 31, 2018	€ (114)	€ 3	€ 420	€ (129)	€ (8)	€ 3	€ 37	€ (448)	€ (122)	€ 8
Net (loss) / income	41							39	39	2
Other comprehensive loss	(47)			(47)	1	(1)			(47)
Total comprehensive loss	(6)			(47)	1	(1)		39	(8)	2
Share-based compensation	7						7		7
Transactions with non-controlling interests	0									0
Ending balance at Jun. 30, 2019	(113)	3	420	(176)	(7)	2	44	(409)	(123)	10
Beginning balance at Dec. 31, 2018	(114)	3	420	(129)	(8)	3	37	(448)	(122)	8
Net (loss) / income	64							59	59	5
Other comprehensive loss	(49)			(48)	(2)	1			(49)	0
Total comprehensive loss	15			(48)	(2)	1		59	10	5
Share-based compensation	16						16		16
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2019	(85)	3	420	(177)	(10)	4	53	(389)	(96)	11
Net (loss) / income	(63)							(64)	(64)	1
Other comprehensive loss	(34)			(32)	0	(2)			(34)
Total comprehensive loss	(97)			(32)	0	(2)		(64)	(98)	1
Share issuance		0	0
Share-based compensation	8						8		8
Transactions with non-controlling interests	0									0
Ending balance at Jun. 30, 2020	€ (174)	€ 3	€ 420	€ (209)	€ (10)	€ 2	€ 61	€ (453)	€ (186)	€ 12